Fair values (Tables)	12 Months Ended
Dec. 31, 2015
Fair values
Fair value of financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2015
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	11	—	11
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	667	—	667
Debt securities—U.S. government obligations	121	—	—	121
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	508	—	508
Derivative assets—current in "Other current assets"	1	296	—	297
Derivative assets—non-current in "Other non-current assets"	—	186	—	186

Total	122	1,670	—	1,792

Liabilities
Derivative liabilities—current in "Other current liabilities"	3	315	—	318
Derivative liabilities—non-current in "Other non-current liabilities"	—	134	—	134

Total	3	449	—	452

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Assets
Available-for-sale securities in "Cash and equivalents":
Debt securities—Corporate	—	85	—	85
Available-for-sale securities in "Marketable securities and short-term investments":
Equity securities	—	110	—	110
Debt securities—U.S. government obligations	136	—	—	136
Debt securities—Other government obligations	—	2	—	2
Debt securities—Corporate	—	652	—	652
Derivative assets—current in "Other current assets"	—	289	—	289
Derivative assets—non-current in "Other non-current assets"	—	189	—	189

Total	136	1,327	—	1,463

Liabilities
Derivative liabilities—current in "Other current liabilities"	—	438	—	438
Derivative liabilities—non-current in "Other non-current liabilities"	—	108	—	108

Total	—	546	—	546

Schedule of fair values of financial instruments carried on a cost basis

	December 31, 2015
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	1,837	1,837	—	—	1,837
Time deposits	2,717	—	2,717	—	2,717
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	104	—	104	—	104
Receivables under reverse repurchase agreements	224	—	224	—	224
Other short-term investments	7	7	—	—	7
Other non-current assets:
Loans granted	29	—	30	—	30
Held-to-maturity securities	99	—	110	—	110
Restricted cash and cash deposits	176	55	138	—	193
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	1,427	614	817	—	1,431
Long-term debt (excluding capital lease obligations)	5,889	5,307	751	—	6,058
Non-current deposit liabilities in "Other non-current liabilities"	215	—	244	—	244

	December 31, 2014
($ in millions)	Carrying value	Level 1	Level 2	Level 3	Total fair value
Assets
Cash and equivalents (excluding available-for-sale securities with original maturities up to 3 months):
Cash	2,218	2,218	—	—	2,218
Time deposits	3,140	—	3,140	—	3,140
Marketable securities and short-term investments (excluding available-for-sale securities):
Time deposits	200	—	200	—	200
Receivables under reverse repurchase agreements	219	—	219	—	219
Other short-term investments	6	6	—	—	6
Other non-current assets:
Loans granted	41	—	44	—	44
Held-to-maturity securities	95	—	109	—	109
Restricted cash and cash deposits	198	64	161	—	225
Liabilities
Short-term debt and current maturities of long-term debt (excluding capital lease obligations)	324	115	209	—	324
Long-term debt (excluding capital lease obligations)	7,198	6,148	1,404	—	7,552
Non-current deposit liabilities in "Other non-current liabilities"	222	—	267	—	267